Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets	$ 97,230	$ 230,009
Total purchase price of outdoor advertising assets paid in cash	92,248	206,068
Non cash consideration of outdoor advertising assets	4,982	23,941
Gain on exchange of outdoor advertising assets	67	9,805
Total acquired intangible assets	79,784	157,484
Portion of acquired intangible assets assigned to goodwill	18,631	60,968
Amount deductible for tax purposes	18,582	23,937
Aggregate amortization expense related to acquisition	2,158	679
Other [Member]
Business Acquisition [Line Items]
Weighted average useful life	14 years	14 years
Total acquired intangible assets	61,153	96,516
Customer lists and contracts [Member]
Business Acquisition [Line Items]
Total acquired intangible assets	10,390	18,148
Weighted average useful life	7 years	7 years
Site locations [Member]
Business Acquisition [Line Items]
Total acquired intangible assets	$ 50,333	$ 78,288
Weighted average useful life	15 years	15 years